Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises, Furniture, Fixtures and Equipment

Note 6. Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2011 and 2010:

	2011	2010
Land and buildings	$23,199,998	$22,977,919
Furniture, fixtures and equipment	13,714,443	13,822,478

	36,914,441	36,800,397
Less accumulated depreciation	16,635,998	16,048,919

Total	$20,278,443	$20,751,478

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $1,181,257, $1,108,158 and $1,376,513, respectively.